Property and equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consisted of the following:

	Estimated Useful Life	September 30, 2016	June 30, 2016
Research and development equipment	3 – 10 years	$246,665	$226,372
Computer equipment	5 years	16,783	16,783
Furniture and fixtures	5 – 10 years	3,725	3,725
Leasehold improvements	*	3,240	3,240
		270,413	250,120
Less: Accumulated depreciation		(56,020)	(43,135)
Total		$214,393	$206,985

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever is shorter.

Property and equipment consisted of the following:

	Estimated Useful Life	June 30, 2016	June 30, 2015	March 31, 2016	March 31, 2015
Research and development equipment	3 – 10 years	$226,372	$70,091	$192,672	$66,095
Computer equipment	5 years	16,783	12,892	14,983	4,367
Furniture and fixtures	5 – 10 years	3,725	3,725	3,725	725
Leasehold improvements	*	3,240	3,240	3,240	—
		250,120	89,948	214,620	71,187
Less: Accumulated depreciation		(43,135)	(8,307)	(31,710)	(5,675)
Total		$206,985	$81,641	$182,910	$65,512

(*) Amortized on a straight-line basis over the term of the lease or the estimated useful lives, whichever period is shorter.